LEASES - Terms and discount rates (Details)	Dec. 31, 2020	Dec. 31, 2019
LEASES
Weighted-average remaining lease term, operating leases	4 years 9 months 18 days	6 years
Weighted-average remaining lease term, finance leases	8 years 7 months 6 days	6 years
Weighted-average discount rates, operating leases	6.00%	5.80%
Weighted-average discount rates, finance leases	6.10%	6.00%